Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 48.6%
Automobiles - 1.1%
General Motors Co. (A)	65,000	$ 3,427,450
Honda Motor Co. Ltd., ADR (B)	118,165	3,491,776

		6,919,226

Banks - 2.9%
Citigroup, Inc.	100,000	6,512,000
JPMorgan Chase & Co.	45,000	6,687,000
US Bancorp	100,000	5,819,000

		19,018,000

Beverages - 0.6%
Coca-Cola Co.	60,000	3,660,600

Biotechnology - 1.7%
AbbVie, Inc.	80,000	10,951,200

Capital Markets - 3.2%
Blackstone, Inc.	70,000	9,237,900
Morgan Stanley	110,000	11,279,400

		20,517,300

Chemicals - 1.1%
LyondellBasell Industries NV, Class A	77,500	7,496,575

Communications Equipment - 0.5%
Cisco Systems, Inc.	60,000	3,340,200

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	90,000	4,790,700

Equity Real Estate Investment Trusts - 1.6%
Realty Income Corp.	80,000	5,552,800
STORE Capital Corp.	146,189	4,635,653

		10,188,453

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	6,500	1,686,425

Household Durables - 1.4%
Garmin Ltd.	7,500	933,150
Whirlpool Corp.	39,952	8,397,511

		9,330,661

Insurance - 4.1%
Allstate Corp.	41,100	4,959,537
American International Group, Inc.	60,000	3,465,000
Fidelity National Financial, Inc.	150,000	7,552,500
MetLife, Inc.	130,000	8,717,800
Prudential Financial, Inc.	20,000	2,231,400

		26,926,237

Interactive Media & Services - 1.9%
Alphabet, Inc., Class C (A)	4,500	12,212,865

Metals & Mining - 0.8%
BHP Group Ltd., ADR (B)	79,027	5,026,117

Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	200,000	2,978,000
Annaly Capital Management, Inc.	444,350	3,510,365

		6,488,365

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.6%
Dominion Energy, Inc.	50,000	$ 4,033,000

Multiline Retail - 1.2%
Target Corp.	35,000	7,715,050

Oil, Gas & Consumable Fuels - 3.3%
BP PLC, ADR	235,000	7,266,200
Chevron Corp.	70,000	9,193,100
Devon Energy Corp.	40,000	2,022,800
Williams Cos., Inc.	100,000	2,994,000

		21,476,100

Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	125,000	8,111,250
GlaxoSmithKline PLC, ADR	157,500	7,059,150
Johnson & Johnson	37,500	6,460,875
Merck & Co., Inc.	80,000	6,518,400
Pfizer, Inc.	159,180	8,387,194

		36,536,869

Semiconductors & Semiconductor Equipment - 3.5%
Broadcom, Inc.	21,000	12,303,480
Intel Corp.	70,000	3,417,400
QUALCOMM, Inc.	40,000	7,030,400

		22,751,280

Software - 2.4%
Microsoft Corp.	33,250	10,340,085
Oracle Corp.	65,000	5,275,400

		15,615,485

Specialty Retail - 3.1%
Best Buy Co., Inc.	65,000	6,453,200
Dick’s Sporting Goods, Inc. (B)	17,500	2,019,500
Home Depot, Inc.	15,000	5,504,700
Lowe’s Cos., Inc.	24,975	5,927,816

		19,905,216

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	155,000	27,090,900
Seagate Technology Holdings PLC	31,880	3,415,942

		30,506,842

Tobacco - 1.3%
Philip Morris International, Inc.	85,000	8,742,250

Total Common Stocks (Cost $241,956,451)		315,835,016

PREFERRED STOCKS - 4.9%
Automobiles - 0.1%
Ford Motor Co.,
6.20% (B)	20,000	526,800

Banks - 0.8%
Cadence Bank,
Series A, 5.50% (B)	40,000	1,025,600
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (C)	12,000	321,840
Dime Community Bancshares, Inc.,
5.50% (B)	95,000	2,388,300

Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
KeyCorp,
Series F, 5.65% (B)	17,451	$ 455,995
Wells Fargo & Co.,
Series Q, Fixed until 09/15/2023, 5.85% (C)	40,000	1,046,000

		5,237,735

Consumer Finance - 0.1%
Capital One Financial Corp.,
Series J, 4.80%	40,000	980,400

Diversified Financial Services - 0.1%
Voya Financial, Inc.,
Series B, Fixed until 09/15/2029, 5.35% (B) (C)	19,547	560,021

Equity Real Estate Investment Trusts - 0.2%
Monmouth Real Estate Investment Corp.,
Series C, 6.13%	50,000	1,259,500

Insurance - 0.5%
Aspen Insurance Holdings Ltd.,
5.63% (B)	20,000	504,000
Athene Holding Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (C)	35,000	973,350
Enstar Group Ltd.,
Series E, 7.00% (B)	60,000	1,589,400

		3,066,750

Mortgage Real Estate Investment Trusts - 1.7%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (C)	63,100	1,585,703
Annaly Capital Management, Inc.
Series F, 6.95% (C)	62,000	1,543,800
Series I, 6.75% (C)	20,000	509,600
Dynex Capital, Inc.,
Series C, Fixed until 04/15/2025, 6.90% (C)	45,000	1,134,000
New Residential Investment Corp.
Series A, 7.50% (C)	20,000	500,400
Series D, 7.00% (C)	65,000	1,619,800
New York Mortgage Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (C)	120,000	2,893,200
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (C)	39,800	983,856

		10,770,359

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP,
Series A-1, 6.50%	39,500	967,750

Trading Companies & Distributors - 0.6%
Fortress Transportation & Infrastructure Investors LLC,
Series C, Fixed until 06/15/2026, 8.25% (C)	45,000	1,227,600
Triton International Ltd.,
Series E, 5.75% (B)	100,000	2,500,000

		3,727,600

	Shares	Value
PREFERRED STOCKS (continued)
Wireless Telecommunication Services - 0.7%
Telephone & Data Systems, Inc.,
Series VV, 6.00%	123,000	$ 3,120,510
U.S. Cellular Corp.,
5.50%	60,100	1,500,697

		4,621,207

Total Preferred Stocks (Cost $31,615,346)		31,718,122

EXCHANGE-TRADED FUNDS - 7.1%
U.S. Equity Funds - 0.8%
Global SuperDividend U.S. ETF (B)	100,025	2,065,516
Global X MLP ETF (B)	77,241	2,996,951

		5,062,467

U.S. Fixed Income Funds - 6.3%
Invesco Senior Loan ETF (B)	464,639	10,212,765
iShares iBoxx High Yield Corporate Bond ETF (B)	125,000	10,587,500
SPDR Bloomberg Short Term High Yield Bond ETF (B)	758,911	20,316,048

		41,116,313

Total Exchange-Traded Funds (Cost $47,489,545)		46,178,780

MASTER LIMITED PARTNERSHIP - 0.1%
Capital Markets - 0.1%
AllianceBernstein Holding LP	25,000	1,173,750

Total Master Limited Partnership (Cost $483,730)		1,173,750

	Principal	Value
CORPORATE DEBT SECURITIES - 36.5%
Aerospace & Defense - 0.8%
TransDigm, Inc.
5.50%, 11/15/2027	$ 4,275,000	4,296,375
8.00%, 12/15/2025 (D)	750,000	783,577

		5,079,952

Air Freight & Logistics - 0.2%
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,334,530

Airlines - 0.1%
United Airlines, Inc.
4.63%, 04/15/2029 (D)	500,000	494,735

Auto Components - 2.7%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (D)	2,000,000	2,018,344
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (D)	1,575,000	1,628,156
8.50%, 05/15/2027 (D)	1,250,000	1,306,975
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	90,159
Dana, Inc.
5.38%, 11/15/2027	1,750,000	1,809,062
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (D)	2,500,000	2,501,250
7.00%, 03/15/2028	475,000	522,500
9.50%, 05/31/2025	1,100,000	1,171,500

Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components (continued)
Patrick Industries, Inc.
4.75%, 05/01/2029 (D)	$ 3,307,000	$ 3,191,255
Tenneco, Inc.
5.13%, 04/15/2029 (D)	1,000,000	926,160
5.38%, 12/15/2024	2,240,000	2,195,200

		17,360,561

Automobiles - 0.4%
General Motors Co.
6.80%, 10/01/2027	500,000	600,164
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (D)	1,750,000	1,732,850

		2,333,014

Banks - 0.5%
Freedom Mortgage Corp.
6.63%, 01/15/2027 (D)	1,800,000	1,671,840
7.63%, 05/01/2026 (D)	1,350,000	1,289,250

		2,961,090

Building Products - 0.9%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (D)	2,500,000	2,468,750
Builders FirstSource, Inc.
5.00%, 03/01/2030 (D)	2,000,000	2,048,170
6.75%, 06/01/2027 (D)	709,000	738,246
JELD-WEN, Inc.
4.88%, 12/15/2027 (B) (D)	400,000	399,000

		5,654,166

Capital Markets - 1.0%
Apollo Investment Corp.
5.25%, 03/03/2025	1,500,000	1,555,881
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	3,500,000	3,525,200
StoneX Group, Inc.
8.63%, 06/15/2025 (D)	1,200,000	1,272,750

		6,353,831

Chemicals - 0.6%
Chemours Co.
5.75%, 11/15/2028 (D)	1,700,000	1,726,146
Methanex Corp.
5.13%, 10/15/2027	1,000,000	1,012,880
5.25%, 12/15/2029	1,500,000	1,517,647

		4,256,673

Commercial Services & Supplies - 2.6%
Alta Equipment Group, Inc.
5.63%, 04/15/2026 (D)	3,342,000	3,392,130
Aramark Services, Inc.
5.00%, 02/01/2028 (D)	2,000,000	1,985,000
Cimpress PLC
7.00%, 06/15/2026 (D)	2,350,000	2,415,635
CoreCivic, Inc.
8.25%, 04/15/2026	2,225,000	2,325,125
Garda World Security Corp.
9.50%, 11/01/2027 (D)	2,250,000	2,364,750
GEO Group, Inc.
5.13%, 04/01/2023 (B)	850,000	811,750
GFL Environmental, Inc.
4.75%, 06/15/2029 (D)	500,000	485,000
Harsco Corp.
5.75%, 07/31/2027 (D)	650,000	660,621

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Matthews International Corp.
5.25%, 12/01/2025 (D)	$ 205,000	$ 209,613
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028 (D)	2,000,000	2,006,600
Stena International SA
6.13%, 02/01/2025 (D)	300,000	307,821

		16,964,045

Communications Equipment - 0.7%
CommScope, Inc.
7.13%, 07/01/2028 (B) (D)	1,500,000	1,411,759
8.25%, 03/01/2027 (D)	500,000	489,190
Plantronics, Inc.
4.75%, 03/01/2029 (B) (D)	3,000,000	2,722,500

		4,623,449

Construction & Engineering - 0.7%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027 (D)	1,300,000	1,340,625
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026 (D)	362,000	366,406
Forestar Group, Inc.
5.00%, 03/01/2028 (D)	1,750,000	1,763,125
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (D)	1,000,000	1,000,000

		4,470,156

Construction Materials - 0.8%
Cemex SAB de CV
5.45%, 11/19/2029 (D)	1,500,000	1,555,500
7.38%, 06/05/2027 (D)	500,000	545,487
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (D) (E)	2,800,000	2,838,500

		4,939,487

Consumer Finance - 2.2%
Ally Financial, Inc.
Fixed until 05/15/2028 (F), 4.70% (C),	2,250,000	2,227,500
Altice Financing SA
5.00%, 01/15/2028 (D)	1,500,000	1,390,575
5.75%, 08/15/2029 (D)	1,000,000	934,215
Credit Acceptance Corp.
5.13%, 12/31/2024 (D)	500,000	505,000
6.63%, 03/15/2026 (B)	2,250,000	2,318,085
Enova International, Inc.
8.50%, 09/15/2025 (D)	1,800,000	1,845,612
Navient Corp.
5.50%, 03/15/2029	1,200,000	1,173,000
PRA Group, Inc.
5.00%, 10/01/2029 (D)	1,300,000	1,283,750
World Acceptance Corp.
7.00%, 11/01/2026 (D)	3,000,000	2,880,600

		14,558,337

Containers & Packaging - 0.5%
Greif, Inc.
6.50%, 03/01/2027 (D)	2,050,000	2,121,955
Intertape Polymer Group, Inc.
4.38%, 06/15/2029 (D)	890,000	878,875

		3,000,830

Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.4%
Service Corp. International
7.50%, 04/01/2027	$ 2,500,000	$ 2,937,500

Diversified Financial Services - 0.9%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (D)	2,500,000	2,612,500
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.37% (C), 12/21/2065 (D)	900,000	749,250
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (D)	2,500,000	2,456,250

		5,818,000

Diversified Telecommunication Services - 0.6%
Lumen Technologies, Inc.
5.13%, 12/15/2026 (D)	2,500,000	2,516,775
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (D)	1,500,000	1,417,185

		3,933,960

Electric Utilities - 0.3%
Drax Finco PLC
6.63%, 11/01/2025 (D)	1,871,000	1,915,436

Electrical Equipment - 0.2%
WESCO Distribution, Inc.
7.13%, 06/15/2025 (D)	1,000,000	1,047,200

Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (D)	1,500,000	1,512,285
Enviva Partners LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (D)	3,800,000	3,925,894
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	2,725,000	2,744,620
Transocean Sentry Ltd.
5.38%, 05/15/2023 (D)	624,869	602,999

		8,785,798

Entertainment - 0.2%
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (D)	1,500,000	1,477,883

Equity Real Estate Investment Trusts - 1.0%
Iron Mountain, Inc.
4.88%, 09/15/2027 (D)	3,050,000	3,059,104
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	1,000,000	984,803
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.75%, 04/15/2028 (D)	2,500,000	2,418,750

		6,462,657

Food & Staples Retailing - 0.6%
Arko Corp.
5.13%, 11/15/2029 (D)	1,350,000	1,284,322

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Fresh Market, Inc.
9.75%, 05/01/2023 (D)	$ 2,000,000	$ 2,040,000
United Natural Foods, Inc.
6.75%, 10/15/2028 (D)	750,000	797,198

		4,121,520

Food Products - 1.5%
B&G Foods, Inc.
5.25%, 04/01/2025	1,184,000	1,194,360
5.25%, 09/15/2027 (B)	2,958,000	2,994,117
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (D)	3,350,000	3,316,500
Post Holdings, Inc.
5.50%, 12/15/2029 (D)	2,500,000	2,567,975

		10,072,952

Health Care Providers & Services - 0.7%
AdaptHealth LLC
5.13%, 03/01/2030 (D)	3,000,000	2,925,600
Akumin, Inc.
7.00%, 11/01/2025 (D)	1,750,000	1,618,750

		4,544,350

Hotels, Restaurants & Leisure - 2.5%
Carnival Corp.
5.75%, 03/01/2027 (D)	2,000,000	1,920,000
7.63%, 03/01/2026 (D)	1,325,000	1,351,500
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	3,750,000	3,721,875
NCL Corp. Ltd.
5.88%, 03/15/2026 (D)	1,800,000	1,714,500
Scientific Games International, Inc.
7.00%, 05/15/2028 (D)	2,350,000	2,468,088
8.25%, 03/15/2026 (D)	1,000,000	1,043,750
Travel & Leisure Co.
6.60%, 10/01/2025	650,000	708,500
VOC Escrow Ltd.
5.00%, 02/15/2028 (D)	3,366,000	3,253,912

		16,182,125

Household Durables - 0.3%
Installed Building Products, Inc.
5.75%, 02/01/2028 (D)	2,244,000	2,301,671

Industrial Conglomerates - 0.3%
General Electric Co.
3-Month LIBOR + 3.33%, 3.53% (C), 03/15/2022 (F)	2,000,000	1,937,500

Insurance - 0.6%
Kuvare US Holdings, Inc.
Fixed until 05/01/2026, 7.00% (C), 02/17/2051 (D)	1,500,000	1,590,000
SBL Holdings, Inc.
Fixed until 11/13/2026 (F), 6.50% (C) (D)	2,500,000	2,375,000

		3,965,000

IT Services - 0.4%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	2,312,154

Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.4%
Life Time, Inc.
5.75%, 01/15/2026 (D)	$ 1,000,000	$ 1,004,000
Mattel, Inc.
5.88%, 12/15/2027 (D)	1,500,000	1,593,750

		2,597,750

Machinery - 0.1%
GrafTech Finance, Inc.
4.63%, 12/15/2028 (D)	750,000	724,373
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (D)	250,000	260,050

		984,423

Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 (D)	2,000,000	1,953,000
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (D)	1,250,000	575,000

		2,528,000

Metals & Mining - 0.8%
Allegheny Technologies, Inc.
5.88%, 12/01/2027 (B)	2,452,000	2,498,772
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	1,000,000	1,034,010
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (D)	800,000	850,000
U.S. Steel Corp.
6.88%, 03/01/2029 (B)	1,000,000	1,013,750

		5,396,532

Mortgage Real Estate Investment Trusts - 0.7%
AG Issuer LLC
6.25%, 03/01/2028 (D)	1,000,000	1,033,580
Starwood Property Trust, Inc.
4.38%, 01/15/2027	3,500,000	3,487,645

		4,521,225

Multiline Retail - 0.3%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	262,628
7.75%, 07/15/2026	1,150,000	1,339,255
7.88%, 01/01/2023	350,000	365,784

		1,967,667

Oil, Gas & Consumable Fuels - 2.0%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.63%, 12/15/2025 (D)	1,310,000	1,368,950
Colgate Energy Partners III LLC
5.88%, 07/01/2029 (D)	2,250,000	2,286,562
Hess Midstream Operations LP
5.13%, 06/15/2028 (D)	1,000,000	1,018,990
Murphy Oil Corp.
6.38%, 07/15/2028 (B)	2,100,000	2,195,057
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (D)	2,000,000	2,085,000
ONEOK Partners LP
6.85%, 10/15/2037	1,000,000	1,273,940

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Renewable Energy Group, Inc.
5.88%, 06/01/2028 (D)	$ 2,350,000	$ 2,358,812
Valero Energy Corp.
8.75%, 06/15/2030	300,000	416,304

		13,003,615

Pharmaceuticals - 0.2%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (D)	1,100,000	1,042,624
5.25%, 01/30/2030 (D)	500,000	405,500

		1,448,124

Real Estate Management & Development - 0.9%
Five Point Operating Co. LP / Five Point Capital Corp.
7.88%, 11/15/2025 (D)	2,305,000	2,377,031
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 01/15/2029 (D)	3,300,000	3,238,312

		5,615,343

Road & Rail - 0.2%
Uber Technologies, Inc.
7.50%, 09/15/2027 (D)	1,000,000	1,064,800

Specialty Retail - 2.9%
Abercrombie & Fitch Management Co.
8.75%, 07/15/2025 (D)	1,000,000	1,063,750
Bath & Body Works, Inc.
6.69%, 01/15/2027	1,000,000	1,122,500
Carvana Co.
5.50%, 04/15/2027 (D)	2,000,000	1,861,600
5.88%, 10/01/2028 (B) (D)	1,750,000	1,640,608
Michaels Cos., Inc.
5.25%, 05/01/2028 (D)	3,210,000	3,091,005
7.88%, 05/01/2029 (D)	500,000	457,500
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (D)	1,900,000	1,894,727
7.75%, 02/15/2029 (D)	1,131,000	1,213,258
Rent-A-Center, Inc.
6.38%, 02/15/2029 (B) (D)	3,675,000	3,776,062
Sonic Automotive, Inc.
4.63%, 11/15/2029 (D)	2,500,000	2,440,625

		18,561,635

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	405,000	582,593

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.
4.25%, 03/15/2029 (D)	3,000,000	2,760,900
PVH Corp.
7.75%, 11/15/2023	100,000	109,856

		2,870,756

Trading Companies & Distributors - 0.6%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (D)	250,000	241,938
6.50%, 10/01/2025 (D)	350,000	359,530
9.75%, 08/01/2027 (D)	1,500,000	1,642,500

Transamerica Funds	Page 5

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
Herc Holdings, Inc.
5.50%, 07/15/2027 (D)	$ 1,500,000	$ 1,543,455

		3,787,423

Total Corporate Debt Securities (Cost $240,708,209)		237,130,448

	Shares	Value
OTHER INVESTMENT COMPANY - 5.8%
Securities Lending Collateral - 5.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (G)	37,505,155	37,505,155

Total Other Investment Company (Cost $37,505,155)		37,505,155

Principal	Value
REPURCHASE AGREEMENT - 1.8%

Fixed Income Clearing Corp., 0.00% (G), dated 01/31/2022, to be repurchased at $11,477,064 on 02/01/2022. Collateralized by U.S. Government Obligations, 0.63% - 6.13%, due 11/15/2027 - 12/31/2027, and with a total value of $11,706,634.

$ 11,477,064	$ 11,477,064

Total Repurchase Agreement (Cost $11,477,064)	11,477,064

Total Investments (Cost $611,235,500)	681,018,335
Net Other Assets (Liabilities) - (4.8)%	(31,497,432)

Net Assets - 100.0%	$ 649,520,903

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$315,835,016	$—	$—	$315,835,016
Preferred Stocks	31,718,122	—	—	31,718,122
Exchange-Traded Funds	46,178,780	—	—	46,178,780
Master Limited Partnership	1,173,750	—	—	1,173,750
Corporate Debt Securities	—	237,130,448	—	237,130,448
Other Investment Company	37,505,155	—	—	37,505,155
Repurchase Agreement	—	11,477,064	—	11,477,064

Total Investments	$432,410,823	$248,607,512	$—	$681,018,335

Transamerica Funds	Page 6

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $53,793,541, collateralized by cash collateral of $37,505,155 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $17,508,770. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $173,406,367, representing 26.7% of the Fund’s net assets.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Rates disclosed reflect the yields at January 31, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 7

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Asset Income (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 8

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 9